Investments (Commercial Mortgage Loans On Nonaccrual Status By Property Type) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment, Nonaccrual Status [Line Items]
Commercial mortgage loans on nonaccrual status	$ 15	$ 39
Industrial
Financing Receivable, Recorded Investment, Nonaccrual Status [Line Items]
Commercial mortgage loans on nonaccrual status		27
Office
Financing Receivable, Recorded Investment, Nonaccrual Status [Line Items]
Commercial mortgage loans on nonaccrual status	$ 15	$ 12